Activity in Accident and Health Claim Reserves (Detail) - Accident and health - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Balance at January 1, net of reinsurance recoverables of $283,252, $259,829, and $221,718, respectively	$ 135,168	$ 127,405	$ 107,410
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	323	(35)	(70)
Current year	71,378	60,474	54,096
Prior years	(4,275)	(11,243)	5,359
Total incurred	67,103	49,231	59,455
Current year	4,331	3,677	3,519
Prior years	40,942	37,756	35,871
Total paid	45,273	41,433	39,390
Balance at December 31, net of reinsurance recoverables of $340,048, $283,252, and $259,829, respectively	$ 157,321	$ 135,168	$ 127,405